Loans and advances to customers (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance on | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		R$ 193,236,364	R$ 174,823,333	R$ 157,300,055
Financing and on-lendings		91,632,329	87,491,428	82,604,674
Borrowings		91,448,563	77,801,046	65,403,658
Operations with limits		10,155,472	9,530,859	9,291,723
Individuals		199,384,196	164,711,763	144,261,447
Financing and on-lendings		72,998,157	62,636,298	54,890,629
Borrowings		88,176,321	69,241,572	58,814,657
Operations with limits		38,209,718	32,833,893	30,556,161
Total		392,620,560	339,535,096	301,561,502
Balance on | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		13,106,024	21,750,671	23,735,835
Financing and on-lendings		5,732,352	11,855,797	13,146,736
Borrowings		6,758,152	9,449,412	9,993,363
Operations with limits		615,520	445,462	595,736
Individuals		19,594,715	15,354,577	18,799,389
Financing and on-lendings		4,567,302	4,130,401	4,275,595
Borrowings		12,019,579	9,122,134	11,194,778
Operations with limits		3,007,834	2,102,042	3,329,016
Total		32,700,739	37,105,248	42,535,224
Balance on | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		20,633,998	22,370,956	18,904,406
Financing and on-lendings		6,773,700	6,325,568	5,698,042
Borrowings		13,121,182	15,363,975	12,476,227
Operations with limits		739,116	681,413	730,137
Individuals		11,437,078	12,481,355	10,812,533
Financing and on-lendings		1,049,805	1,094,697	1,136,398
Borrowings		5,231,519	5,604,645	4,373,006
Operations with limits		5,155,754	5,782,013	5,303,129
Total		32,071,076	34,852,311	29,716,939
Balance on | Consolidated - 3 stages
Reconciliation of the gross book value of loans and advances to clients
Companies		226,976,386	218,944,960	199,940,296
Financing and on-lendings		104,138,381	105,672,793	101,449,452
Borrowings		111,327,897	102,614,433	87,873,248
Operations with limits		11,510,108	10,657,734	10,617,596
Individuals		230,415,989	192,547,695	173,873,369
Financing and on-lendings		78,615,264	67,861,396	60,302,622
Borrowings		105,427,419	83,968,351	74,382,441
Operations with limits		46,373,306	40,717,948	39,188,306
Total		457,392,375	411,492,655	R$ 373,813,665
Transfer to Stage 1 | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		(1,740,309)	(490,136)
Financing and on-lendings		(793,644)	(246,449)
Borrowings		(932,838)	(205,209)
Operations with limits		(13,827)	(38,478)
Individuals		(1,939,655)	(2,609,492)
Financing and on-lendings		(843,573)	(768,496)
Borrowings		(1,027,710)	(1,371,131)
Operations with limits		(68,372)	(469,865)
Total		(3,679,964)	(3,099,628)
Transfer to Stage 1 | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		(99,605)	(36,890)
Financing and on-lendings		(56,979)	(24,535)
Borrowings		(34,874)	(9,480)
Operations with limits		(7,752)	(2,875)
Individuals		(323,117)	(116,247)
Financing and on-lendings		(62,471)	(38,055)
Borrowings		(154,480)	(31,393)
Operations with limits		(106,166)	(46,799)
Total		(422,722)	(153,137)
Transfer to Stage 2 | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		(3,530,473)	(5,081,387)
Financing and on-lendings		(2,665,550)	(3,890,289)
Borrowings		(788,067)	(1,080,522)
Operations with limits		(76,856)	(110,576)
Individuals		(3,830,157)	(3,466,413)
Financing and on-lendings		(2,196,138)	(1,920,408)
Borrowings		(1,524,297)	(1,260,962)
Operations with limits		(109,722)	(285,043)
Total		(7,360,630)	(8,547,800)
Transfer to Stage 2 | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		(604,824)	(72,111)
Financing and on-lendings		(183,776)	(24,009)
Borrowings		(415,621)	(46,346)
Operations with limits		(5,427)	(1,756)
Individuals		(622,122)	(97,740)
Financing and on-lendings		(70,757)	(43,127)
Borrowings		(479,625)	(32,521)
Operations with limits		(71,740)	(22,092)
Total		(1,226,946)	(169,851)
Transfer to Stage 3 | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		(1,047,643)	(1,185,431)
Financing and on-lendings		(216,644)	(339,463)
Borrowings		(771,301)	(727,142)
Operations with limits		(59,698)	(118,826)
Individuals		(2,331,304)	(3,021,364)
Financing and on-lendings		(567,081)	(615,709)
Borrowings		(1,697,183)	(1,654,147)
Operations with limits		(67,040)	(751,508)
Total		(3,378,947)	(4,206,795)
Transfer to Stage 3 | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		(4,150,902)	(3,784,644)
Financing and on-lendings		(3,637,599)	(1,616,645)
Borrowings		(510,021)	(2,091,066)
Operations with limits		(3,282)	(76,933)
Individuals		(1,100,985)	(2,293,514)
Financing and on-lendings		(292,952)	(378,028)
Borrowings		(691,602)	(1,217,096)
Operations with limits		(116,431)	(698,390)
Total		(5,251,887)	(6,078,158)
Transfer from Stage 1 | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		3,530,473	5,081,387
Financing and on-lendings		2,665,550	3,890,289
Borrowings		788,067	1,080,522
Operations with limits		76,856	110,576
Individuals		3,830,157	3,466,413
Financing and on-lendings		2,196,138	1,920,408
Borrowings		1,524,297	1,260,962
Operations with limits		109,722	285,043
Total		7,360,630	8,547,800
Transfer from Stage 1 | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		1,047,643	1,185,431
Financing and on-lendings		216,644	339,463
Borrowings		771,301	727,142
Operations with limits		59,698	118,826
Individuals		2,331,304	3,021,364
Financing and on-lendings		567,081	615,709
Borrowings		1,697,183	1,654,147
Operations with limits		67,040	751,508
Total		3,378,947	4,206,795
Transfer from Stage 2 | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		1,740,309	490,136
Financing and on-lendings		793,644	246,449
Borrowings		932,838	205,209
Operations with limits		13,827	38,478
Individuals		1,939,655	2,609,492
Financing and on-lendings		843,573	768,496
Borrowings		1,027,710	1,371,131
Operations with limits		68,372	469,865
Total		3,679,964	3,099,628
Transfer from Stage 2 | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		4,150,902	3,784,644
Financing and on-lendings		3,637,599	1,616,645
Borrowings		510,021	2,091,066
Operations with limits		3,282	76,933
Individuals		1,100,985	2,293,514
Financing and on-lendings		292,952	378,028
Borrowings		691,602	1,217,096
Operations with limits		116,431	698,390
Total		5,251,887	6,078,158
Transfer from Stage 3 | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		99,605	36,890
Financing and on-lendings		56,979	24,535
Borrowings		34,874	9,480
Operations with limits		7,752	2,875
Individuals		323,117	116,247
Financing and on-lendings		62,471	38,055
Borrowings		154,480	31,393
Operations with limits		106,166	46,799
Total		422,722	153,137
Transfer from Stage 3 | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		604,824	72,111
Financing and on-lendings		183,776	24,009
Borrowings		415,621	46,346
Operations with limits		5,427	1,756
Individuals		622,122	97,740
Financing and on-lendings		70,757	43,127
Borrowings		479,625	32,521
Operations with limits		71,740	22,092
Total		1,226,946	169,851
Amortization | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		(14,129,128)	(13,690,363)
Financing and on-lendings		(6,599,164)	(7,504,779)
Borrowings		(7,529,964)	(6,185,584)
Individuals		(15,271,291)	(14,445,656)
Financing and on-lendings		(8,742,813)	(8,033,056)
Borrowings		(6,528,478)	(6,412,600)
Total		(29,400,419)	(28,136,019)
Amortization | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		(1,537,738)	(1,297,150)
Financing and on-lendings		(640,153)	(565,769)
Borrowings		(897,585)	(731,381)
Individuals		(1,616,061)	(1,624,519)
Financing and on-lendings		(550,578)	(548,043)
Borrowings		(1,065,483)	(1,076,476)
Total		(3,153,799)	(2,921,669)
Amortization | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		(552,471)	(364,685)
Financing and on-lendings		(237,542)	(267,885)
Borrowings		(314,929)	(96,800)
Individuals		(1,010,738)	(1,579,027)
Financing and on-lendings		(372,611)	(505,434)
Borrowings		(638,127)	(1,073,593)
Total		(1,563,209)	(1,943,712)
Amortization | Consolidated - 3 stages
Reconciliation of the gross book value of loans and advances to clients
Companies		(16,219,337)	(15,352,198)
Financing and on-lendings		(7,476,859)	(8,338,433)
Borrowings		(8,742,478)	(7,013,765)
Individuals		(17,898,090)	(17,649,202)
Financing and on-lendings		(9,666,002)	(9,086,533)
Borrowings		(8,232,088)	(8,562,669)
Total		(34,117,427)	(33,001,400)
Originated | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies		126,296,922	30,124,524
Financing and on-lendings		48,322,133	7,192,088
Borrowings		70,778,365	20,069,753
Operations with limits		7,196,424	2,862,683
Individuals		126,773,073	167,239,590
Financing and on-lendings		31,123,133	67,693,458
Borrowings		62,155,926	83,800,332
Operations with limits		33,494,014	15,745,800
Total		253,069,995	197,364,114
Originated | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies		5,702,723	2,345,978
Financing and on-lendings		768,132	102,265
Borrowings		4,445,528	2,059,549
Operations with limits		489,063	184,164
Individuals		11,754,505	13,514,503
Financing and on-lendings		693,061	1,404,662
Borrowings		8,288,437	10,676,902
Operations with limits		2,773,007	1,432,939
Total		17,457,228	15,860,481
Originated | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		4,249,360	1,814,270
Financing and on-lendings		422,843	86,572
Borrowings		3,175,691	1,509,773
Operations with limits		650,826	217,925
Individuals		6,655,466	11,532,786
Financing and on-lendings		215,265	2,194,487
Borrowings		2,679,383	7,976,047
Operations with limits		3,760,818	1,362,252
Total		10,904,826	13,347,056
Originated | Consolidated - 3 stages
Reconciliation of the gross book value of loans and advances to clients
Companies		136,249,005	34,284,772
Financing and on-lendings		49,513,108	7,380,925
Borrowings		78,399,584	23,639,075
Operations with limits		8,336,313	3,264,772
Individuals		145,183,044	192,286,879
Financing and on-lendings		32,031,459	71,292,607
Borrowings		73,123,746	102,453,281
Operations with limits		40,027,839	18,540,991
Total		281,432,049	226,571,651
Constitution/ (Reversion) | Stage 1
Reconciliation of the gross book value of loans and advances to clients
Companies	[1]	(91,016,561)	6,828,911
Financing and on-lendings	[1]	(35,550,497)	9,158,213
Borrowings	[1]	(49,009,228)	106,196
Operations with limits	[1]	(6,456,836)	(2,435,498)
Individuals	[1]	(72,930,660)	(128,581,582)
Financing and on-lendings	[1]	(10,161,286)	(50,185,168)
Borrowings	[1]	(34,653,409)	(65,448,232)
Operations with limits	[1]	(28,115,965)	(12,948,182)
Total	[1]	(163,947,221)	(121,752,671)
Constitution/ (Reversion) | Stage 2
Reconciliation of the gross book value of loans and advances to clients
Companies	[1]	(11,053,718)	(3,912,708)
Financing and on-lendings	[1]	(4,669,507)	(2,878,638)
Borrowings	[1]	(6,000,032)	(702,712)
Operations with limits	[1]	(384,179)	(331,358)
Individuals	[1]	(7,309,945)	(13,995,945)
Financing and on-lendings	[1]	(835,952)	(1,818,823)
Borrowings	[1]	(4,610,119)	(10,378,328)
Operations with limits	[1]	(1,863,874)	(1,798,794)
Total	[1]	(18,363,663)	(17,908,653)
Constitution/ (Reversion) | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies	[1]	(3,941,465)	3,397,327
Financing and on-lendings	[1]	(1,756,639)	481,672
Borrowings	[1]	(1,928,627)	2,879,832
Operations with limits	[1]	(256,199)	35,823
Individuals	[1]	1,502,563	(879,623)
Financing and on-lendings	[1]	(117,483)	(1,454,891)
Borrowings	[1]	1,146,472	(2,830,578)
Operations with limits	[1]	473,574	3,405,846
Total	[1]	(2,438,902)	2,517,704
Constitution/ (Reversion) | Consolidated - 3 stages
Reconciliation of the gross book value of loans and advances to clients
Companies	[1]	(106,011,744)	6,313,530
Financing and on-lendings	[1]	(41,976,643)	6,761,247
Borrowings	[1]	(56,937,887)	2,283,316
Operations with limits	[1]	(7,097,214)	(2,731,033)
Individuals	[1]	(78,738,042)	(143,457,150)
Financing and on-lendings	[1]	(11,114,721)	(53,458,882)
Borrowings	[1]	(38,117,056)	(78,657,138)
Operations with limits	[1]	(29,506,265)	(11,341,130)
Total	[1]	(184,749,786)	(137,143,620)
(Write off) | Stage 3
Reconciliation of the gross book value of loans and advances to clients
Companies		(5,986,498)	(6,241,440)
Financing and on-lendings		(1,594,018)	(1,580,397)
Borrowings		(4,005,755)	(4,167,441)
Operations with limits		(386,725)	(493,602)
Individuals		(10,678,618)	(12,506,201)
Financing and on-lendings		(496,868)	(1,188,417)
Borrowings		(5,315,534)	(5,647,564)
Operations with limits		(4,866,216)	(5,670,220)
Total		(16,665,116)	(18,747,641)
(Write off) | Consolidated - 3 stages
Reconciliation of the gross book value of loans and advances to clients
Companies		(5,986,498)	(6,241,440)
Financing and on-lendings		(1,594,018)	(1,580,397)
Borrowings		(4,005,755)	(4,167,441)
Operations with limits		(386,725)	(493,602)
Individuals		(10,678,618)	(12,506,201)
Financing and on-lendings		(496,868)	(1,188,417)
Borrowings		(5,315,534)	(5,647,564)
Operations with limits		(4,866,216)	(5,670,220)
Total		R$ (16,665,116)	R$ (18,747,641)

[1]	Composed of advanced settlements, maturities and changes.